Variable Interest Entity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Abstract]
Variable interest entity

Note 4 — Variable interest entity

The Company does not have direct ownership in Upland but has been actively involved in their operations and has the power to direct the activities and significantly impact Upland’s economic performance. The Company also bears the risk of losses from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity (“VIE”) of the Company and the financial statements of Upland was consolidated from the date of control and variable interest existed.

Based on the loan agreement between its creditor and Upland 858 LLC, the loan is a non-recourse debt secured by the assets owned by Upland 858 LLC only and guaranteed by the stockholders of Upland 858 LLC only. Upland 858 LLC’s creditor will have no-recourse to Visiontech which is considered to be the primary beneficiary of the VIE structure but not the legal owner of Upland 858 LLC:

Accordingly, the accounts of Upland were consolidated in the accompanying financial statements as VIE of Visiontech from January 2022 when Upland acquired the warehouse in California.

The carrying amount of the assets and liabilities are as follows:

As of March 31, 2024
Cash	$24,771
Prepaid expense	1,800
Property and equipment, net	4,202,717
Total assets	$4,229,288

Current portion of long-term debt	$81,633
Long-term debt, net of current portion	2,750,938
Accrued interest expense	151
Intercompany payable to Visiontech	1,423,288
Total liabilities	$4,256,010

The operating results of VIE included in the unaudited condensed consolidated statements of operations are as follows for the period indicated:

For the three months ended March 31, 2024
Revenue*	$83,210
Selling, general and administrative	(54,610)
Interest expense	(25,620)
Income tax	(1,700)
Net loss	$(1,280)

*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the unaudited condensed consolidated statements of operations.

Note 4 — Variable interest entity

The Company does not have direct ownership in Upland but has been actively involved in their operations and has the power to direct the activities and significantly impact Upland’s economic performance. The Company also bears the risk of losses from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity (“VIE”) of the Company and the financial statements of Upland was consolidated from the date of control and variable interest existed.

Based on the loan agreement between its creditor and Upland 858 LLC, the loan is a non-recourse debt secured by the assets owned by Upland 858 LLC only and guaranteed by the stockholders of Upland 858 LLC only. Upland 858 LLC’s creditor will have no-recourse to Visiontech which is considered to be the primary beneficiary of the VIE structure but not the legal owner of Upland 858 LLC:

Accordingly, the accounts of Upland were consolidated in the accompanying financial statements as VIE of Visiontech from January 2022 when Upland acquired the warehouse in California.

The carrying amount of the assets and liabilities are as follows:

As of December 31, 2023
Cash	$8,889
Prepaid expense	1,800
Property and equipment, net	4,224,930
Total assets	$4,235,619

Current portion of long-term debt	$80,638
Long-term debt, net of current portion	2,771,959
Intercompany payable to Visiontech(2)	1,411,025
Total liabilities	$4,263,622

The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:

For the year ended December 31, 2023
Revenue(1)	$332,842
Selling, general and administrative	(169,563.00)
Interest expense(2)	(259,713.00)
Income tax	(800.00)
Net loss	$(97,234.00)

(1)	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.

(2)	Upland generated interest expense of $155,806 from the intercompany payable to Visiontech of $1,411,025, both amounts were eliminated on the consolidated statements of operations.